Provisions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provision
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1
. Provisions

	Return of aircraft and engines	Provision for taxes, civil and labor risks	Provision for onerous contract	Total
Balance at December 31, 2017	479,957	73,198	—	553,155
Provisions recognized	44,199	70,438	—	171,701
Utilized provisions	—	(62,653)	—	(62,653)
Amortization of financial expense	57,064	—	—	57,064
Foreign exchanges variations	87,821	—	—	87,821

Balance at December 31, 2018 (Restated)	669,041	80,983	—	750,024

Provisions recognized	139,652	100,241	1,129,866	1,369,759
Utilized provisions	(333,420)	(93,718)	—	(427,138)
Amortization of financial expense	67,366	—	18,633	85,999
Foreign exchanges variations	28,036	—	6,672	34,708

Balance of December 31, 2019	570,675	87,506	1,155,171	1,813,352
Current	68,888	—	254,553	323,441

Non-current	501,787	87,506	900,618	1,489,911

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Return of aircraft and engines
The provision for the return of aircraft and engines is based on the estimated future costs to be incurred in order to meet the contractual conditions for the return of engines and aircraft maintained under an operating leas
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Provision for taxes, civil and labor risks
The Company is party to certain labor, civil and tax lawsuits for which appeals have been filed. Based on the Company’s external and internal legal counsels’ opinion,
m
anagement believes that the recorded provisions are sufficient to cover probable losses. In addition, the Company has made judicial deposits when required by court.
These provisions are as follows:

	December 31,
	2019	2018
Taxes	2,024	1,962
Civil	45,067	44,960
Labor	40,415	34,061

	87,506	80,983

The total amount of claims, which according to management represent losses that are reasonably possible but not probable, for which no provision was recorded are as follow:

	December 31,
	2019	2018
Taxes	116,074	87,384
Civil	77,360	43,203
Labor	123,119	135,311

	316,553	265,898

a)
Tax proceedings:
The Company has tax proceedings related to additional charge of 1% of COFINS on imports of aircraft and engines, in accordance with the provisions of Law 10,865/04, the application of COFINS at a zero rate for imports of aircraft and parts. Management believes that the risk of loss is possible and therefore no provision was recorded for such amounts.

b)	Civil lawsuits: The Company is party to various types of civil lawsuits for compensation claims in relation to flight delays, cancellations of flights, luggage and damage loss, amongst others.

c)	Labor lawsuits : The Company is party to various types of labor lawsuits related to overtime, additional remuneration for undertaking hazardous activities, safety related payments, amongst others.

The Labor Prosecution’s Office filed on February 22, 2017 a lawsuit against the Company claiming that it had violated certain labor regulations, including limitations on daily working hours and rest periods. The claim totals approximately
R$66,000
in punitive damages. The lawsuit is currently waiting for hearing and the Company is negotiating an agreement. The Company classifies the likelihood of loss as possible.
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.3 Provision for onerous contract
Provision for impairment charge recognized in 2019 that exceeds assets net book value in relation to onerous contracts (Note 1).